Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries	₩ 2,659	₩ 2,264	₩ 1,734